Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income were as follows:

	As of
	December 31, 2020	March 31, 2020
Foreign currency translation adjustments	$53	$502
Unrealized loss on defined benefit plan, net	—	(324)

Accumulated other comprehensive income	$53	$178

StepStone Group LP
Schedule of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income were as follows:

	As of March 31,
	2020	2019
Foreign currency translation adjustments	$502	$432
Unrealized loss on defined benefit plan, net	(324)	(149)

Accumulated other comprehensive income	$178	$283